Right-Of-Use Assets and Operating Lease Liabilities - Schedule of ROU Assets and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets
Cost	$ 174,309	$ 175,237
Less: accumulated amortization	(136,308)	(48,972)
Right-of-use assets, net	38,001	126,265
Operating lease liabilities
Current portion	35,569	92,458
Non-current portion		35,758
Total	$ 35,569	$ 128,216
Operating leases:
Weighted average remaining lease term (years)	4 months 24 days	1 year 4 months 24 days
Weighted average discount rate	5.50%	5.50%